Employee benefits, Defined Benefit Obligation by the Amounts (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ (1,121,519)	$ (851,804)
Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	1,298,516	986,487
Discount Rate [Member] | Increase [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	(1,121,519)	(851,804)
Discount Rate [Member] | Decrease [Member]
Defined benefit obligation by the amount [Abstract]
Increase (decrease) in defined benefit obligation	$ 1,298,516	$ 986,487